Business Combinations and Dispositions - Asset Acquisition (Details) - USD ($)				12 Months Ended
	Nov. 19, 2021	Jul. 08, 2021	Jan. 05, 2021	Dec. 31, 2022	Apr. 10, 2019
Asset Acquisition [Line Items]
Fair value of intangible assets acquired			$ 3,005,875
Impairment loss				$ 8,596,201
M J Distributing C201 Llc And M J Distributing P132 Llc [Member]
Asset Acquisition [Line Items]
Percentage of interests acquired					100.00%
Consideration transferred in restricted cash			1,592,500
Value of shares issued			1,385,239
Deferred acquisition costs			$ 28,136
M J Distributing C201 Llc And M J Distributing P132 Llc [Member] | Subordinate Voting Shares
Asset Acquisition [Line Items]
Shares issued			1,050,000
Charm City Medicus Llc [Member]
Asset Acquisition [Line Items]
Percentage of interests acquired	8.00%
Value of shares issued	$ 1,367,590
Fair value of intangible assets acquired		$ 7,184,583
Total consideration	7,219,713
Cash consideration	3,491,865
Non cash consideration	308,294
Transaction costs	51,964
Consideration paid exceeded net assets acquired	$ 35,131
Charm City Medicus Llc [Member] | Subordinate Voting Shares
Asset Acquisition [Line Items]
Shares issued	1,459,803